Contingent liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
SFT Energy (Pty) Ltd Claim 1
Contingent liabilities
Damages claimed from Sasol	R 1,200
SFT Energy (Pty) Ltd Claim 2
Contingent liabilities
Damages claimed from Sasol	2,200
Environmental orders
Contingent liabilities
Environmental obligation accrued	R 14,504	R 14,112